Reserves - Summary of Reserves (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Percentage of net profit the Company is required to transfer to a Statutory Common Reserve Fund	10.00%
Percentage of registered capital when the appropriation to the Reserve Fund may cease	50.00%
Minimum percentage of Reserve Fund to registered capital, after bonus share issuance, that must be maintained	25.00%